Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Statement Line Items [Line Items]
Government debt instruments held	$ 134,178	$ 80,923	$ 160,136
US Treasury Bills [Member]
Statement Line Items [Line Items]
Government debt instruments held	122,500
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Government debt instruments held	3,200
Other debt instruments held [member]
Statement Line Items [Line Items]
Government debt instruments held	$ 8,500